RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Restatement
Year ended December 31, 2012
Financial Statement	Line Item	Corrected	Previously Stated
Balance sheet	Revenue share payable	$90,577	$0
Income statement	Revenue share expense	$115,360	$24,783
Income statement	Loss from operations	$(454,922)	$(364,345)
Income statement	Loss before provision for income taxes	$(454,553)	$(363,976)
Income statement	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Increase in revenue share payable	$90,577	$0